UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23324

Exact name of registrant as specified in charter:	PGIM ETF Trust

(This Form NCSR relates solely to the Registrant’s PGIM Ultra Short Bond ETF)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	8/31/2018

Item 1 – Reports to Stockholders

PGIM ULTRA SHORT BOND ETF (NYSE Arca: PULS)

ANNUAL REPORT

AUGUST 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return through a combination of current income and capital appreciation, consistent with preservation of capital

Highlights (unaudited)

•

The Fund’s investments in credit sectors helped the Fund outperform the ICE BofAML USD LIBOR 3-Month CM Index (the Index) for the reporting period. Credit spreads tightened during the period as short-term investors, along with prime money market and other non-Rule 2a-7 ultra-short funds, sought higher yields in the short-term space.

•	Additionally, with more than 50% of the Fund’s assets positioned in the one- to three-year segment of the yield curve, higher yields relative to the Index were captured.

•

Versus the Index, the Fund was appropriately positioned to capture excess returns with a minimal amount of risk. During the period, there were no unexpected developments in interest rates, yield curves, or credit trends that limited these results.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Ultra Short Bond ETF	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Ultra Short Bond ETF informative and useful. The report covers performance for the reporting period that began April 5, 2018 (the Fund’s inception), and ended August 31, 2018.

Over the reporting period, the global economy continued to grow, and central banks gradually tightened monetary policy. In the US, the economy expanded and employment increased. In June, the Federal Reserve hiked interest rates for the seventh time since 2015, based on confidence in the economy.

Equity returns were strong, due to optimistic earnings expectations and investor sentiment. Global equities, including emerging markets, generally posted positive returns. However, they trailed the performance of US equities, which rose on higher corporate profits, new regulatory policies, and tax reform benefits. Volatility spiked briefly in the middle of the period on inflation concerns, rising interest rates, and a potential global trade war, but it decreased as the period ended.

The overall bond market declined modestly during the period, as measured by the Bloomberg Barclays US Aggregate Bond Index. The best performance came from higher-yielding, economically sensitive sectors. Although they finished the period with negative returns, US investment-grade corporate bonds outperformed US government nominal bonds. A major trend during the period was the flattening of the US Treasury yield curve, which increased the yield on fixed income investments with shorter maturities and made them more attractive to investors.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Ultra Short Bond ETF

October 15, 2018

PGIM Ultra Short Bond ETF	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 8/31/18
Since Inception (%)
Net Asset Value	1.08 (4/5/18)
Market Price*	1.10 (4/5/18)
ICE BofAML 3-Month T Bill Index	0.79
ICE BofAML USD LIBOR 3-Month CM Index	1.00
Lipper Ultra-Short Obligations Funds Average	1.00

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the ICE BofAML 3-Month T Bill Index and the ICE BofAML USD LIBOR 3-Month CM Index by portraying the initial account values at the beginning of the period (April 5, 2018) and the account values at the end of the current fiscal period (August 31, 2018) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested.

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Past performance does not predict future performance. Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

Since inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

ICE BofAML 3-Month T Bill Index—The ICE BofAML 3-Month US Treasury Bill Index tracks the performance of US dollar denominated US Treasury Bills publicly issued in the US domestic market with a remaining term to final maturity of 3 months.

ICE BofAML USD LIBOR 3-Month CM Index—The ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that current day fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

ICE BOFA MERRILL LYNCH IS LICENSING THE BOFA MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING THE SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BOFA MERRILL LYNCH INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE FUND, OR ANY OF ITS PRODUCTS OR SERVICES.

Lipper Ultra-Short Obligations Funds Average—The Lipper Ultra Short Obligation Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Ultra Short Obligation Funds universe for the periods noted. Funds in the Lipper Average are funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar weighted average maturity between 91 days and 365 days.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM Ultra Short Bond ETF	7

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/18 (%)
AAA	18.9
AA	20.1
A	35.6
BBB	24.2
Cash/Cash Equivalents	1.4
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. Credit ratings are subject to change. Values may not sum to 100% due to rounding.

Distributions and Yields as of 8/31/18
Total Dividends Paid Since Inception ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
0.42	2.55	2.55

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM Ultra Short Bond ETF returned 1.08% based on net asset value since the Fund’s inception on April 5, 2018, through the end of the reporting period on August 31, 2018, outperforming the 0.79% return of the ICE BofAML 3-Month T-Bill Index and also the 1.00% return of the ICE BofAML USD LIBOR 3-Month CM Index (the Index). In addition, the Fund outperformed the 1.00% return of the Lipper Ultra Short Obligations Funds Average.

What were market conditions?

•

During the reporting period, the Federal Reserve (the Fed) increased the range of the federal funds rate one time, from 1.50% to 1.75% at the start of the period to 1.75% to 2.00% in June 2018. The global economy continued its impressive performance though the approximate five-month period, stemming from strong macro fundamentals, low and stable inflation, and solid business confidence. This scenario allowed the Fed to continue its path toward normalizing the federal funds rate.

•

In the short maturity segment of the bond market where the Fund focuses its investments, yields increased to a greater degree than they did at the longer end, with three-month and two-year Treasuries rising 39 and 36 basis points (bps), respectively, during the period, versus 11 bps for the bellwether 10-year Treasury note. (A basis point is 0.01%.) The three-month London Interbank Offered Rate (LIBOR), from which the Fund’s floating-rate securities are set and reset, remained relatively stable at around 2.34% for the period, after increasing steadily since 2015.

•

In the short-term credit markets, investment-grade credit quality spreads tightened over the reporting period, as an abundance of cash seeking higher yield, including short-term focused portfolios, worked to squeeze spreads tighter. As such, the Bloomberg Barclays 1-3 Year Credit Index, a proxy for the short-term spread market, outperformed similar short-duration Treasuries by 0.35% during the period, compared to longer-term corporate assets that lagged Treasurys.

What worked?

•

The Fund’s investments in credit sectors helped the Fund outperform the Index for the reporting period. As previously mentioned, credit spreads tightened during the period as short-term investors, along with prime money market and other non-Rule 2a-7 ultra-short funds, sought higher yields in the short-term space.

•	Additionally, with more than 50% of the Fund’s assets positioned in the one- to three-year segment of the yield curve, higher yields relative to the Index were captured.

What didn’t work?

•

Versus the Index, the Fund was appropriately positioned to capture excess returns with a minimal amount of risk. During the period, there were no unexpected developments in interest rates, yield curves, or credit trends that limited these results.

PGIM Ultra Short Bond ETF	9

Strategy and Performance Overview (continued)

Did the Fund use derivatives, and how did they affect performance?

•

During the reporting period, the Fund used interest-rate swaps to help manage duration positioning and yield curve exposure. Duration measures a portfolio’s sensitivity to changes in interest rates. These instruments allowed the Fund to capture higher yields available farther out on the short-term portion of the yield curve and in spread-sector assets versus Treasurys, while mitigating interest-rate risk.

Current outlook

•

PGIM Fixed Income expects the Fed to raise rates two more times in 2018 and perhaps two more times in 2019, with the Fed following a data-dependent process. Spread markets are also expected to grind tighter still, as favorable economic conditions along with solid fundamental and robust demand from yield-seeking investors will make corporates and other non-government fixed income assets attractive.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the period ended August 31, 2018. The example is for illustrative purposes only.

Actual Expenses

The information under each column in the line entitled “Actual” on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information under each column in the line entitled “Hypothetical” on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Ultra Short Bond ETF	11

Fees and Expenses (continued)

PGIM Ultra Short Bond ETF	Beginning Account Value March 1, 2018		Ending Account Value August 31, 2018		Annualized Expense Ratio based on the Six-Month Period		Expenses Paid During the Six-Month Period*
Actual** Hypothetical	$ $	1,000.00 1,000.00	$ $	1,010.80 1,024.45	0.15 0.15	% %	$ $	0.61 0.77

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2018, and divided by the 365 days in the Fund’s fiscal year ended August 31, 2018. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 148-day period ended August 31, 2018 due to the Fund’s inception date of April 5, 2018.

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Schedule of Investments

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 79.9%

ASSET-BACKED SECURITIES 8.2%

Collateralized Loan Obligations 8.2%
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.376	%(c)	07/17/28	250	$250,012
Birchwood Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.519	(c)	07/15/26	525	524,862
CIFC Funding 2015-II Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.780%	3.119	(c)	04/15/27	575	572,663
Limerock CLO III LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.548	(c)	10/20/26	250	249,989
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.453	(c)	01/18/27	300	300,062
Mill Creek II CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.750%	4.098	(c)	04/20/28	250	250,017
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.589	(c)	10/15/26	550	550,174
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.050%	3.398	(c)	07/20/27	800	800,131
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.800%	3.148	(c)	07/20/27	500	498,146
West CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 0.920%	3.253	(c)	07/18/26	300	300,014

TOTAL ASSET-BACKED SECURITIES (cost $4,297,834)					4,296,070

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.7%
BANK, Series 2017-BNK5, Class A1	1.909		06/15/60	131	128,016
CD Mortgage Trust,
Series 2016-CD1, Class A1	1.443		08/10/49	32	31,232
Series 2017-CD3, Class A1	1.965		02/10/50	75	74,047
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A1	1.501		05/10/58	187	183,793
Citigroup Commercial Mortgage Trust,
Series 2016-P5, Class A1	1.410		10/10/49	103	100,937
Series 2017-P8, Class A1	2.065		09/15/50	220	214,773
COMM Mortgage Trust, Series 2017-COR2, Class A1	2.111		09/10/50	227	222,304
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717		08/15/48	377	372,650

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	13

Schedule of Investments (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DBJPM Mortgage Trust, Series 2016-C3, Class A1	1.502%		08/10/49	106	$103,860
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526		08/10/46	150	150,836
Series 2014-GC24, Class A1	1.509		07/10/19	92	91,503
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3	3.139		06/15/45	131	130,957
Series 2016-JP2, Class A1	1.324		08/15/49	70	68,599
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A1	1.666		08/15/48	244	241,037
Series 2016-C1, Class A1	1.695		03/15/49	237	234,842
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3	3.669		02/15/47	80	80,695
Series 2015-C21, Class A1	1.548		03/15/48	69	68,139
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A1	1.638		05/15/48	530	524,067
Series 2016-BNK2, Class A1	1.424		11/15/49	140	136,060
Series 2016-UBS9, Class A1	1.711		03/15/49	157	154,357
UBS Commercial Mortgage Trust,
Series 2017-C5, Class A1	2.139		11/15/50	373	365,472
Series 2018-C11, Class A1	3.211		06/15/51	100	100,018
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A1	1.639		09/15/58	289	286,132
Series 2015-NXS4, Class A1	1.889		12/15/48	129	128,213
Series 2016-BNK1, Class A1	1.321		08/15/49	151	147,426
Series 2016-C32, Class A1	1.577		01/15/59	442	436,270
Series 2016-LC24, Class A1	1.441		10/15/49	134	133,021
Series 2016-NXS6, Class A1	1.417		11/15/49	99	97,004
Series 2017-RB1, Class A1	2.056		03/15/50	101	98,935

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,098,940)					5,105,195

CORPORATE BONDS 58.8%

Aerospace & Defense 0.7%
General Dynamics Corp., Gtd. Notes, 3-Month LIBOR + 0.290%	2.628	(c)	05/11/20	350	351,381

Auto Manufacturers 5.7%
BMW US Capital LLC,
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.689	(c)	08/14/20	250	250,455
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.747	(c)	04/12/21	375	375,859
Daimler Finance North America LLC,
Gtd. Notes, 144A, 3 Month LIBOR + 0.390%	2.731	(c)	05/04/20	150	150,364
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	2.871	(c)	05/05/20	360	361,193

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.830%	3.156	%(c)	03/12/19	350	$350,436
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A	2.250		01/15/19	250	249,542
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%	2.812	(c)	05/21/20	350	351,105
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.390%	2.727	(c)	07/13/20	410	410,382
Toyota Motor Finance Netherlands BV (Netherlands), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250%	2.576	(c)	12/12/19	500	500,540

					2,999,876

Banks 17.7%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.570%	2.881	(c)	08/27/21	500	501,149
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.661	(c)	11/09/20	450	450,950
Bank of America Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 1.040%	3.379	(c)	01/15/19	435	436,705
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%,	2.677	(c)	07/13/20	250	251,016
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%	2.797	(c)	04/13/21	275	276,313
BB&T Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%	2.911	(c)	06/15/20	200	201,395
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.715%	3.054	(c)	01/15/20	160	161,111
Capital One NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.765%	3.098	(c)	09/13/19	250	251,406
Citibank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.260%	2.595	(c)	09/18/19	350	350,531
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, GMTN	2.050		03/15/19	400	398,687
Fifth Third Bank, Sr. Unsec’d. Notes, BKNT	2.375		04/25/19	400	399,606
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.020%	3.367	(c)	10/23/19	400	403,673
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes, MTN	2.905		11/13/20	250	245,969
Industrial Bank of Korea (South Korea), Sr. Unsec’d. Notes, 144A	2.000		04/23/20	350	342,381
JPMorgan Chase & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%	2.969	(c)	01/28/19	650	651,552

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	15

Schedule of Investments (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%	3.192	%(c)	01/24/19	149	$149,467
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.740%,	3.087	(c)	07/23/19	350	351,767
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.597	(c)	01/22/21	500	500,354
Sr. Unsec’d. Notes, BKNT	1.950		03/04/19	400	398,930
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.480%	2.819	(c)	07/29/19	368	369,485
State Street Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	3.222	(c)	08/18/20	127	128,724
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, 3 Month LIBOR + 0.670%	3.012	(c)	10/19/18	465	465,440
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.606	(c)	06/11/20	500	501,336
US Bank NA, Sr. Unsec’d. Notes, BKNT	1.400		04/26/19	400	397,199
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%	2.964	(c)	12/06/19	404	406,580
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.560%	2.882	(c)	08/19/19	105	105,490
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	3.048	(c)	05/13/19	250	251,030

					9,348,246

Biotechnology 1.7%
Amgen, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.910	(c)	05/22/19	415	416,582
Biogen, Inc., Sr. Unsec’d. Notes	2.900		09/15/20	500	498,317

					914,899

Building Materials 1.0%
Johnson Controls International PLC (Ireland), Sr. Unsec’d. Notes	5.000		03/30/20	500	513,800

Chemicals 1.0%
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%	2.873	(c)	05/01/20	500	503,195

Commercial Services 0.4%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.110	(c)	05/22/19	205	205,479

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Computers 1.1%
HP, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.940%	3.279	%(c)	01/14/19	600	$601,564

Diversified Financial Services 2.0%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	3.041	(c)	05/26/20	415	418,604
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	3.000		03/30/20	250	247,613
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.632	(c)	05/21/21	350	351,286

					1,017,503

Electric 1.9%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A	6.250		09/16/19	360	371,552
Black Hills Corp., Sr. Unsec’d. Notes	2.500		01/11/19	400	399,504
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A	9.375		01/28/20	200	215,254

					986,310

Electronics 1.7%
Amphenol Corp., Sr. Unsec’d. Notes	2.550		01/30/19	350	349,855
Honeywell International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.040%	2.379	(c)	10/30/19	530	530,090

					879,945

Food 4.7%
Campbell Soup Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.835	(c)	03/16/20	400	399,559
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.879	(c)	04/16/21	400	401,782
JM Smucker Co. (The), Sr. Unsec’d. Notes	2.200		12/06/19	287	284,144
Kellogg Co., Sr. Unsec’d. Notes	3.250		05/14/21	350	350,054
Sysco Corp., Gtd. Notes	1.900		04/01/19	500	497,832
Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	2.900		10/21/19	555	555,084

					2,488,455

Healthcare-Products 0.8%
Stryker Corp., Sr. Unsec’d. Notes	2.000		03/08/19	440	438,665

Healthcare-Services 1.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.200		03/15/19	500	499,049
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.700		02/15/19	491	489,071

					988,120

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	17

Schedule of Investments (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Household Products/Wares 0.9%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450%		12/15/19	500	$497,117

Insurance 2.6%
New York Life Global Funding, 144A, 3 Month LIBOR + 0.320%	2.661	(c)	08/06/21	500	501,035
Principal Life Global Funding II, 144A, 3 Month LIBOR + 0.300%	2.637	(c)	06/26/20	400	401,450
Protective Life Global Funding, 144A	2.262		04/08/20	500	493,565

					1,396,050

Machinery-Construction & Mining 0.8%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.450%	2.780	(c)	12/21/18	402	402,599

Machinery-Diversified 0.2%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.270%	2.609	(c)	10/15/18	125	125,052

Media 1.7%
Comcast Corp., Gtd. Notes	5.700		07/01/19	400	409,552
Walt Disney Co. (The), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.310%	2.625	(c)	05/30/19	500	501,124

					910,676

Mining 0.7%
Glencore Funding LLC, Gtd. Notes, 144A	3.125		04/29/19	350	347,994

Oil & Gas 3.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.768		09/19/19	327	323,819
EOG Resources, Inc., Sr. Unsec’d. Notes	5.625		06/01/19	450	459,359
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	7.250		11/05/19	200	207,322
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100		02/01/21	262	267,874
Petroleos Mexicanos (Mexico), Gtd. Notes	6.000		03/05/20	175	180,906
Sinopec Group Overseas Development 2015 Ltd. (British Virgin Islands), Gtd. Notes, 144A	2.500		04/28/20	375	369,898

					1,809,178

Pharmaceuticals 2.5%
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	1.950		09/18/19	500	495,932
Bayer US Finance II LLC, Gtd. Notes, 144A	2.125		07/15/19	405	402,497
CVS Health Corp., Sr. Unsec’d. Notes	2.250		08/12/19	350	348,171

					1,246,600

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines 0.8%
Enterprise Products Operating LLC, Gtd. Notes	6.500%		01/31/19	400	$406,010

Retail 0.9%
Walmart, Inc., Sr. Unsec’d. Notes	3.125		06/23/21	500	502,571

Telecommunications 1.4%
AT&T, Inc., Sr. Unsec’d. Notes	2.300		03/11/19	350	349,333
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.860	(c)	05/22/20	351	353,391

					702,724

Transportation 0.7%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.500		05/11/20	382	377,318

TOTAL CORPORATE BONDS (cost $30,941,164)					30,961,327

CERTIFICATE OF DEPOSIT 2.2%

Banks 2.2%
Bank of Nova Scotia (Canada), 3 Month LIBOR + 0.220%	2.554	(c)	12/30/19	325	325,293
Canadian Imperial Bank of Commerce (Canada), 3 Month LIBOR + 0.320%	2.659	(c)	07/08/19	350	350,614
Nordea Bank AB (Sweden), 3 Month LIBOR + 0.300%	2.621	(c)	06/05/20	500	500,598

TOTAL CERTIFICATE OF DEPOSIT (cost $1,174,905)					1,176,505

SOVEREIGN BONDS 1.0%
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes,	6.125		03/09/21	300	320,808
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.250		01/20/20	200	205,500

TOTAL SOVEREIGN BONDS (cost $525,729)					526,308

TOTAL LONG-TERM INVESTMENTS (cost $42,038,572)					42,065,405

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	19

Schedule of Investments (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Shares	Value
SHORT-TERM INVESTMENTS 18.4%

AFFILIATED MUTUAL FUND 0.1%
PGIM Institutional Money Market Fund(w)				37,010	$37,013

TOTAL AFFILIATED MUTUAL FUND (cost $37,013)					37,013

				Principal Amount (000)#
TIME DEPOSITS 0.0%*
Brown Brothers Harriman & Co. (Cayman Islands)	1.280%		09/04/18	4	3,885

TOTAL TIME DEPOSITS (cost $3,885)					3,885

CERTIFICATE OF DEPOSIT 4.2%

Banks 4.2%
Credit Suisse AG (Switzerland), 3 Month LIBOR + 0.320%	2.659	(c)	04/09/19	350	350,196
Mizuho Bank Ltd. (Japan), 3 Month LIBOR + 0.040%	2.381	(c)	02/11/19	500	500,095
Natixis SA (France), 1 Month LIBOR + 0.350%	2.454	(c)	03/05/19	500	500,517
Sumitomo Mitsui Trust Bank Ltd. (Japan), 3 Month LIBOR + 0.110%	2.443	(c)	10/11/18	500	500,055
Svenska Handelsbanken (Sweden), 3 Month LIBOR + 0.210%	2.553	(c)	02/01/19	350	350,240

TOTAL CERTIFICATE OF DEPOSIT (cost $2,199,875)					2,201,103

COMMERCIAL PAPER 13.4%
BAT International Finance PLC	2.718	(s)	09/10/18	250	249,846
Cabot Corp.	2.252	(s)	09/06/18	500	499,819
DENTSPLY SIRONA, Inc.	2.232	(s)	09/14/18	500	499,565
Dominion Energy, Inc.	2.357	(s)	09/13/18	500	499,597
Enterprise Products Operating LLC	2.254	(s)	09/20/18	250	249,688
FMC Technologies, Inc.	2.325	(s)	09/17/18	400	399,577
FMC Technologies, Inc.	2.719	(s)	09/13/18	150	149,879
Ford Motor Credit Co. LLC	3.156	(s)	04/08/19	150	147,147
Glencore Funding LLC	2.262	(s)	09/06/18	250	249,906
KCP&L Greater Missouri Operations Co.	2.201	(s)	09/04/18	600	599,854
Marriott International, Inc. (MD)	2.489	(s)	09/21/18	400	399,475
Nutrien Ltd.	2.409	(s)	09/28/18	500	499,018
Spectra Energy Partners LP	2.201	(s)	09/05/18	500	499,848
Spectra Energy Partners LP	2.385	(s)	09/10/18	500	499,692

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
SunCor Energy, Inc.	2.647	%(s)	10/01/18	500	$499,017
UBS AG (London), (United Kingdom)144A, 3 Month LIBOR + 0.330%	2.667	(c)	04/04/19	400	400,481
UDR, Inc.	2.304	(s)	09/28/18	300	299,470
Vodafone Group PLC	2.685	(s)	10/04/18	400	399,134

TOTAL COMMERCIAL PAPER (cost $7,040,600)					7,041,013

CORPORATE NOTES 0.7%

Electric 0.7%
Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.230%	2.541	(c)	11/28/18	400	399,402

TOTAL CORPORATE NOTES (cost $399,816)					399,402

TOTAL SHORT-TERM INVESTMENTS (cost $9,681,189)					9,682,416

TOTAL INVESTMENTS 98.3% (cost $51,719,761)					51,747,821
Other Assets in Excess of Liabilities 1.7%					878,912

NET ASSETS 100.0%					$52,626,733

The following abbreviations are used in the annual report:

(Q)—Quarterly payment frequency for swaps

(S)—Semiannual payment frequency for swaps

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BKNT—Bank Note

CLO—Collateralized Loan Obligation

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2018.
(s)	Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
*	A zero balance may reflect actual amounts rounding to less than 0.05%.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	21

Schedule of Investments (continued)

as of August 31, 2018

Interest rate swap agreements outstanding at August 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
3,050	10/09/2019	2.545%(S)	3 Month LIBOR(1)(Q)	$1,288	$(15,139)	$(16,427)
2,550	04/10/2020	2.587%(S)	3 Month LIBOR(1)(Q)	5,017	(9,134)	(14,151)
2,000	04/10/2019	2.434%(S)	3 Month LIBOR(1)(Q)	152	(11,105)	(11,257)
1,050	07/18/2020	2.711%(S)	3 Month LIBOR(1)(Q)	1,600	1,619	19
650	11/02/2020	2.806%(S)	3 Month LIBOR(1)(Q)	666	(4,274)	(4,940)
350	05/09/2021	2.855%(S)	3 Month LIBOR(1)(Q)	151	(2,546)	(2,697)
900	11/24/2019	2.714%(S)	3 Month LIBOR(1)(Q)	510	(6,120)	(6,630)
500	03/11/2021	2.850%(S)	3 Month LIBOR(1)(Q)	496	(513)	(1,009)
700	07/27/2021	2.929%(S)	3 Month LIBOR(1)(Q)	152	(1,554)	(1,706)
640	02/28/2020	2.742%(S)	3 Month LIBOR(1)(Q)	416	250	(166)

				$10,448	$(48,516)	$(58,964)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Cash with a value of $177,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at August 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

22

The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,296,070	$—
Commercial Mortgage-Backed Securities	—	5,105,195	—
Corporate Bonds	—	30,961,327	—
Certificate of Deposit	—	3,377,608	—
Sovereign Bonds	—	526,308	—
Affiliated Mutual Fund	37,013	—	—
Time Deposits	—	3,885	—
Commercial Paper	—	7,041,013	—
Corporate Notes	—	399,402	—
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	—	(58,964)	—

Total	$37,013	$51,651,844	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2018 were as follows (unaudited):

Banks	24.1%
Comercial Papers	13.4
Commercial Mortage-Backed Securities	9.7
Collateralized Loan Obligations	8.2
Auto Manufacturers	5.7
Food	4.7
Oil & Gas	3.4
Insurance	2.6
Electric	2.6
Pharmaceuticals	2.5
Diversified Financial Services	2.0
Healthcare-Services	1.8
Biotechnology	1.7
Media	1.7
Electronics	1.7
Telecommunications	1.4
Computers	1.1
Sovereign bonds	1.0
Building Materials	1.0%
Chemicals	1.0
Retail	0.9
Household Products/Wares	0.9
Healthcare-Products	0.8
Pipelines	0.8
Machinery-Construction & Mining	0.8
Transportation	0.7
Aerospace & Defense	0.7
Mining	0.7
Commercial Services	0.4
Machinery-Diversified	0.2
Affiliated Mutual Fund	0.1

98.3
Other Assets in Excess of Liabilities	1.7

100.0%

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	23

Schedule of Investments (continued)

as of August 31, 2018

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin swaps*	$19	Due from/to broker—variation margin swaps*	$58,983

Total		$19		$58,983

*

Includes cumulative appreciation (depreciation) as reported in the schedule of centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended August 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$58,292

Total	$58,292

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(58,964)

Total	$(58,964)

See Notes to Financial Statements.

24

For the period ended August 31, 2018 the Fund’s average volume of derivative activities is as follows:

Interest Rate Swap Agreements(1)
$ 9,820,000

(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	25

Statement of Assets & Liabilities

as of August 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $51,682,748)	$51,710,808
Affiliated investments (cost $37,013)	37,013
Cash	66
Receivable for Fund shares sold	1,253,017
Interest and dividends receivable	236,264
Deposit with broker for centrally cleared swaps	177,000
Receivable for investments sold	3,149

Total assets	53,417,317

Liabilities
Payable for investments purchased	780,915
Management fee payable	5,457
Due to broker—variation margin swaps	4,212

Total Liabilities	790,584

Net Assets	$52,626,733

Net assets were comprised of:
Common stock, at par	$1,050
Paid-in capital in excess of par	52,535,840

52,536,890
Undistributed net investment income	78,236
Accumulated net realized gain on investment transactions	42,511
Net unrealized depreciation on investments	(30,904)

Net assets, August 31, 2018	$52,626,733

Net asset value, offering price and redemption price per share, ($ 52,626,733 / 1,050,000 shares of common stock issued and outstanding)	$50.12

See Notes to Financial Statements.

26

Statement of Operations

Period Ended August 31, 2018*

Net Investment Income (Loss)
Income
Interest income	$361,434
Affiliated dividend income	8,235

Total income	369,669

Expenses
Management fee	20,334

Total expenses	20,334
Less: Management fee waiver and/or expense reimbursement	(314)

Net expenses	20,020

Net investment income (loss)	349,649

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(20))	(9,960)
Swap agreement transactions	58,292

48,332

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4))	28,060
Swap agreements	(58,964)

(30,904)

Net gain (loss) on investment transactions	17,428

Net Increase (Decrease) In Net Assets Resulting From Operations	$367,077

*	For the period from April 5, 2018 (commencement of operations) through August 31, 2018.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	27

Statement of Changes in Net Assets

Period Ended August 31,
2018*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$349,649
Net realized gain (loss) on investments	48,332
Net change in unrealized appreciation (depreciation) on investments	(30,904)

Net increase (decrease) in net assets resulting from operations	367,077

Dividends and Distributions
Dividends from net investment income	(277,234)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	52,536,890
Cost of shares reacquired	(100,000)

Net increase (decrease) in net assets from Fund share transactions	52,436,890

Total increase (decrease)	52,526,733

Net Assets:
Beginning of period	100,000

End of period(a)	$52,626,733

(a) Includes undistributed net investment income of:	$78,236

*	For the period from April 5, 2018 (commencement of operations) through August 31, 2018.

See Notes to Financial Statements.

28

Notes to Financial Statements

PGIM ETF Trust (the “Trust”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and operated as an exchange traded fund. The Trust was organized as a Delaware statutory trust on October 23, 2017 and consists of six separate series: PGIM Ultra Short Bond ETF (the “Fund”), PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF.

These financial statements relate only to the Fund which commenced investment operations on April 5, 2018.

The investment objective of the Fund is to seek total return through a combination of current income and capital appreciation, consistent with preservation of capital.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been hereby established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

PGIM Ultra Short Bond ETF	29

Notes to Financial Statements (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days.

During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

30

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(a)(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a

PGIM Ultra Short Bond ETF	31

Notes to Financial Statements (continued)

notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

Pursuant to a management agreement with the Trust on behalf of the Fund (the Management Agreement), PGIM Investments LLC (“PGIM Investments”), subject to the supervision of the Board and in conformity with the stated policies of the Fund, manages

32

both the investment operations of the Fund and the composition of the Fund’s portfolio, including the purchase, retention and disposition of assets. In connection therewith, the Manager is obligated to keep certain books and records of the Fund. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. PGIM Investments will review the performance of the investment subadviser(s) and make recommendations to the Board with respect to the retention of investment subadvisers and the renewal of contracts. The Manager also administers the Fund’s business affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian (the Custodian). The management services of PGIM Investments to the Fund are not exclusive under the terms of the Management Agreement and PGIM Investments is free to, and does, render management services to others.

The Board of Trustees of the Trust has approved a unitary management fee structure for the Fund. Under the unitary fee structure, the Manager is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), costs of borrowing money (including interest expenses and any loan commitment or other associated fees), taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

The unitary fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.15% of the Fund’s average daily net assets. The Manager has agreed to waive a portion of its annual fee equal to the amount of the management fee received by the subadvisor due to the Fund’s investment in the PGIM Institutional Money Market Fund.

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM, Inc, the Fund’s investment subadviser (the “subadviser”). The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. Under the Subadvisory Agreement, the subadviser, subject to the supervision of PGIM Investments, is responsible for managing the assets of the Fund in accordance with the Fund’s investment objectives, policies and restrictions. The subadviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. PGIM Investments continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the subadviser’s performance of such services.

Brown Brothers Harriman & Co. (“BBH”) serves as the Custodian, Transfer Agent and Administrative Agent for the Trust. Pursuant to an Administrative and Transfer Agency Agreement, BBH maintains certain books and records and provides transfer agency, administrative, legal, tax support and accounting and financial reporting services for the maintenance and operations of the Trust. Pursuant to a Custodian Agreement, BBH

PGIM Ultra Short Bond ETF	33

Notes to Financial Statements (continued)

maintains certain financial accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for any non-US assets held outside the United States. As the transfer and dividend disbursing agent of the Trust, BBH provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, BBH receives compensation from the Manager and is reimbursed for expenses, including custodian and administration fees and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs. The Manager is responsible for compensating BBH under the Custodian and Administrative and Transfer Agency Agreements.

3. Other Transactions with Affiliates

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Institutional Money Market Fund (the “Money Market Fund”), registered under the 1940 Act and managed by PGIM Investments. Earnings from the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential Investment Management Services LLC (PIMS or the Distributor), acts as the distributor of the Fund. The Distributor is a subsidiary of Prudential Financial, Inc. (“Prudential”). Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended August 31, 2018, were $68,594,250 and $35,098,867 respectively.

34

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the period ended August 31, 2018, is presented as follows:

Affiliated Mutual Funds*	Value Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Net Unrealized App (Depp)		Net Realized Gain (Loss)	Value, End of Period	Dividend Income
PGIM Institutional Money Market Fund	$—	$32,875,207	$(32,838,214)	$—	**	$20	$37,013	$8,235

*	The Fund did not have any capital gain distributions during the reporting period
**	Value less than 0.5, rounded down to zero.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized gain on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain on investment transactions. For the period ended August 31, 2018, the adjustments were to increase undistributed net investment income and decrease accumulated net realized gain on investment transactions by $5,821 due to the differences in the treatment for book and tax purposes of amortization of premiums, swaps and paydown gains/losses. Net investment income, net realized gain (loss) on investment transactions and net assets were not affected by this change.

For the period ended August 31, 2018, the tax character of dividends paid by the Fund was $277,234 of ordinary income.

As of August 31, 2018, the accumulated undistributed earnings on a tax basis was $116,162 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2018 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$51,766,825	$90,755	$(168,723)	$(77,968)

PGIM Ultra Short Bond ETF	35

Notes to Financial Statements (continued)

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales, amortization of premiums, swaps and other cost basis differences between financial and tax accounting.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2018 of approximately $12,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

6. Capital and Ownership

The Fund is an exchange traded fund, commonly known as an “ETF”. Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue and redeem its shares at NAV only in a large specified number of shares called a “Creation Unit” or multiples thereof to Authorized Participants who have entered into agreements with the Fund’s distributor. A Creation Unit consists of 25,000 shares of the Fund. The Fund generally issues and redeems Creation Units in return for a specified amount of cash and/or designated portfolio of securities. Except when aggregated in Creation Units, shares are not individually redeemable. Authorized Participants transacting in Creation Units including non-standard orders and whole or partial cash purchases or redemptions may also pay variable transaction fees to compensate the Fund for certain transaction costs (e.g. brokerage costs) relating to investing in portfolio securities. Such variable transaction fees, if any, are currently being waived by the Fund. In addition, fixed transaction fees are imposed for the transfer and other costs associated with the creation or redemption of Creation Units. Authorized Participants are responsible for paying these fixed transaction fees to BBH. As of August 31, 2018, these fixed transaction fees are being paid by PGIM Investments. For the period ended August 31, 2018 PGIM Investments paid $8,500 for these fixed transaction fees to BBH.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

36

As of August 31, 2018, Prudential, through its affiliate entities, including affiliated funds, owned 500,000 shares of the Fund.

At reporting period end, 6 shareholders of record held 85% of the Fund’s outstanding shares, of which 48% were held by an affiliate of Prudential.

Transactions in shares of common stock were as follows:

Period ended August 31, 2018:

Shares sold	1,050,000
Shares reacquired	(2,000)

Net increase (decrease) in shares outstanding before conversion	1,048,000

Net increase (decrease) in shares outstanding	1,048,000

7. Other Risks

The Fund’s risks include, but are not limited to, the risks discussed below:

Authorized Participant Concentration Risk: Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to NAV, may trade at larger spreads and possibly face trading halts and/or delisting.

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

ETF Shares Trading Risk: Fund shares are listed for trading on the Exchange and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the

PGIM Ultra Short Bond ETF	37

Notes to Financial Statements (continued)

Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the US Federal Reserve Board’s policies. The Funds investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

38

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

8. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

9. Subsequent Events

On September 20, 2018, the Board approved the inclusion of the Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), as a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA is effective October 4, 2018 and will provide a commitment of $900 million through October 3, 2019. The commitment fee paid by the Funds will be .15% of the unused portion of the SCA. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of the portfolios. Consequently, the portfolios may be

PGIM Ultra Short Bond ETF	39

Notes to Financial Statements (continued)

more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

40

Financial Highlights

	April 5, 2018(e) through August 31, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.53
Net realized and unrealized gain (loss) on investments	0.01
Total from investment operations	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.42)
Net asset value, end of period	$50.12
Total Return(b):	1.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,627
Average net assets (000)	$33,209
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15%	(d)
Expenses before waivers and/or expense reimbursement	0.15%	(d)
Net investment income (loss)	2.58%	(d)
Portfolio turnover rate	145%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	41

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

PGIM ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM Ultra Short Bond ETF (the Fund), a series of PGIM ETF Trust, including the schedule of investments, as of August 31, 2018, the related statement of operations, the statement of changes in net assets for the period from April 5, 2018 (commencement of operations) to August 31, 2018, and the related notes (collectively, the financial statements) and the financial highlights for the period from April 5, 2018 (commencement of operations) to August 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 5, 2018 (commencement of operations) to August 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian, transfer agents, and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

October 18, 2018

42	Visit our website at pgiminvestments.com

Federal Income Tax Information (unaudited)

For the period ended August 31, 2018, the Fund reports the maximum amount allowable but not less than 52.10% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2019, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of the dividends received by you in calendar year 2018.

PGIM Ultra Short Bond ETF	43

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Ellen S. Alberding (60) Board Member Portfolios Overseen: 91	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since December 2017
Kevin J. Bannon (66) Board Member Portfolios Overseen: 91	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since December 2017
Linda W. Bynoe (66) Board Member Portfolios Overseen: 91	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since December 2017

PGIM Ultra Short Bond ETF

Independent Board Members
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Barry H. Evans (57) Board Member Portfolios Overseen: 90	Retired; formerly President (2005–2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer-Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (since 2011); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since December 2017
Keith F. Hartstein (62) Board Member & Independent Chair Portfolios Overseen: 91	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since December 2017

Visit our website at pgiminvestments.com

Independent Board Members
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Laurie Simon Hodrick (56) Board Member Portfolios Overseen: 90	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Independent Director Kabbage, Inc. (since July 2018) (financial services).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company); Independent Director, Kabbage, Inc. (since July 2018) (financial services).	Since December 2017
Michael S. Hyland, CFA (73) Board Member Portfolios Overseen: 91	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since December 2017
Richard A. Redeker (75) Board Member Portfolios Overseen: 91	Retired Mutual Fund Senior Executive (50 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.	Since December 2017

PGIM Ultra Short Bond ETF

Independent Board Members
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Brian K. Reid (56) Board Member Portfolios Overseen: 90	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

Interested Board Members
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Stuart S. Parker (56) Board Member & President Portfolios Overseen: 91	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since December 2017

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Interested Board Members
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Scott E. Benjamin (45) Board Member & Vice President Portfolios Overseen: 91	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since December 2017
Grace C. Torres* (59) Board Member Portfolios Overseen: 90	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since December 2017

*

Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

PGIM Ultra Short Bond ETF

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Trust Officer
Raymond A. O’Hara (63) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988-August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2017
Chad A. Earnst (43) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global Short Duration High Yield Income Fund, Inc., PGIM Short Duration High Yield Fund, Inc. and PGIM Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006-December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2017
Dino Capasso (44) Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer (June 2017-Present) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since 2018
Deborah A. Docs (60) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2017
Jonathan D. Shain (60) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2017

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Trust Officer
Claudia DiGiacomo (44) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2017
Andrew R. French (55) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2017
Charles H. Smith (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since 2017
Brian D. Nee (52) Treasurer and Principal Financial and Accounting Officer	Vice President and Head of Finance of PGIM Investments LLC (since August 2015) and PGIM Global Partners (since February 2017); formerly, Vice President, Treasurer’s Department of Prudential (September 2007-August 2015).	Since 2018
Peter Parrella (60) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2017
Lana Lomuti (51) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2017
Linda McMullin (57) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2017
Kelly A. Coyne (50) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2018

PGIM Ultra Short Bond ETF

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM Short Duration High Yield Fund, Inc., PGIM Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Board Consideration of Management and Subadvisory Agreements (unaudited)

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees of PGIM ETF Trust (the Board) considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement with PGIM, Inc., which will sub-advise the Fund (referred to herein as the Subadviser) with respect to the Fund prior to the Fund’s commencement of operations. The Board, including all of the Independent Trustees, met on December 7, 2017 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund. In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s Subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the

PGIM Ultra Short Bond ETF

Board Consideration of Management and Subadvisory Agreements (continued)

approvals and renewal, as applicable, of the management agreements between the Manager and the other Prudential Retail Funds, as well as information received at other regular meetings throughout the year of the Prudential Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had engaged personnel and consultants with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other Prudential Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Sub-Adviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other Prudential Retail Funds. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was

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reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, no investment performance for the Fund existed for Board review. The Fund’s strategy is a new strategy for the Subadviser. The Manager will provide information relating to performance to the Board in connection with subsequent reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.15% of the average daily value of the Fund’s investable assets to be paid by the Fund to the Manager and the proposed subadvisory fees of 0.075% of the Fund’s investable assets to be paid by the Manager to the Subadviser. The Board also considered that for purposes of calculating the proposed management and subadvisory fees, investable assets of the Fund means the Fund’s net assets plus any borrowings for investment purposes. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund. Under the Management Agreement, the Fund generally will be responsible for only paying interest and other borrowing expenses, taxes, brokerage expenses, acquired fund fees and expenses, expenses associated with shareholder meetings and proxy statements, extraordinary expenses and future 12b-1 fees (if any).

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses (including the effects of leverage) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile and anticipated total expenses were in the first quartile of the Lipper Peer Group (first quartile being the lowest fee) based upon net assets assuming outstanding leverage.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical

PGIM Ultra Short Bond ETF

Board Consideration of Management and Subadvisory Agreements (continued)

profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with subsequent renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C.Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110-1548

TRANSFER AGENT	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110-1548

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Ultra Short Bond ETF, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ULTRA SHORT BOND ETF

TICKER SYMBOL	PULS

ETF1000E

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the period ended August 31, 2018, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $37,500 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the period ended August 31, 2018: none.

(c) Tax Fees

For the period ended August 31, 2018: none.

(d) All Other Fees

For the period ended August 31, 2018: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
◾	Federal, state and local income tax compliance; and,
◾	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the period ended August 31, 2018: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the period ended August 31, 2018 was $0.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –

Audit Committee of Listed Registrants – The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Kevin J. Bannon, Keith F. Hartstein, Laurie Simon Hodrick, Michael S. Hyland, Brian K. Reid.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – None

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures

(such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM ETF Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 18, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	October 18, 2018